Segment Information - Revenue from Operations Abroad (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	R$ 143,634,708	R$ 109,732,842	R$ 74,058,056
Brazil [member]
Disclosure of operating segments [line items]
Revenue	140,801,146	109,598,146	73,941,162
Europe [member]
Disclosure of operating segments [line items]
Revenue	607,416	18,876	34,460
Singapore [member]
Disclosure of operating segments [line items]
Revenue	359,250	0	0
United States of America and Canada [member]
Disclosure of operating segments [line items]
Revenue	1,785,413	35,279	29,935
Other Latin American countries [member]
Disclosure of operating segments [line items]
Revenue	73,351	69,523	45,356
Other [member]
Disclosure of operating segments [line items]
Revenue	R$ 8,132	R$ 11,018	R$ 7,143